Exhibit 99.13

Client Name:
Client Project Name:	GCAT 2019-NQM1
Start - End Dates:	7/26/2018-1/2/2019
Deal Loan Count:	304

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	LTV/CLTV	CRDLTV3032	CLTV Exceeds Guideline Requirement by 10% or more	1
Total				2

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